March 1, 2017

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Post-Effective Amendment Filing Pursuant to Rule 485(a)(1)

Securian Funds Trust

File Numbers: 002-96990 and 811-04279

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement for Securian Funds Trust is being filed electronically with the Securities and Exchange Commission on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act of 1933 because it contains material changes.

This is a “narrative only” filing. Financial data will be provided in a subsequent post-effective amendment filed on or prior to May 1, 2017, pursuant Rule 485(b).

The amendment contains material disclosure changes. Specifically, the description of the SFT Ivy Small Cap Growth Fund’s principal investment strategies is being revised to reflect the potential for the fund’s assets to be invested in initial public securities offerings (“IPOs”) as a principal investment strategy. The description of the fund’s principal risks has also been revised to include a description of the risk associated with investments in IPOs.

Questions or comments regarding this filing may be directed to the undersigned by telephone at 651-665-3747 or by e-mail at michael.steinert@securian.com.

Sincerely,

/s/ Michael T. Steinert

Michael T. Steinert
Senior Counsel

MTS

cc:	Michael J. Radmer, Esq., Dorsey & Whitney LLP